Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	$ 169	$ (15)